Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Revenue and Expense	The following table presents the significant revenue and expense categories in the Company’s single operating segment for the years ended March 31, 2026, 2025 and 2024:

	For the year ended March 31,
	2026	2025	2024
	USD	USD	USD
Revenue	23,555,839	23,318,482	20,628,643
Expenses	(31,347,551)	(21,813,083)	(19,103,222)
Income tax (expense)	(213,018)	(229,517)	(229,218)
Net (loss)/income of single operating segment	(8,004,730)	1,275,882	1,296,203